STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Class A [Member] CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] Common Stock [Member]	Common Class B [Member] CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] Common Stock [Member]	CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]	Common Stock [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 50	$ 374	$ (10,295,307)
Beginning balance (in shares) at Dec. 31, 2021	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	587,356
Net loss	0	0	1,067,484
Ending Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)	$ 1,000	$ (95,877,000)
Ending balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(1,548,845)
Net loss	0	0	160,249
Ending Balance at Mar. 31, 2023	$ 50	$ 374	(10,029,063)
Ending balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)	1,000	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			541,762
Ending Balance at Jun. 30, 2023	$ 50	$ 374	(10,247,915)	1,000	(112,876,000)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)	1,000	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(27,969,000)
Ending Balance at Sep. 30, 2023				1,000	(123,507,000)
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)	1,000	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(4,018,937)
Net loss	0	0	(2,133,335)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	1,000	(132,023,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Beginning Balance at Mar. 31, 2023	$ 50	$ 374	(10,029,063)
Beginning balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(600,365)
Net loss	0	0	381,513
Ending Balance at Jun. 30, 2023	$ 50	$ 374	(10,247,915)	1,000	(112,876,000)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(10,761,000)
Ending Balance at Sep. 30, 2023				1,000	(123,507,000)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	1,000	(132,023,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(902,751)
Net loss	0	0	(245,847)
Ending Balance at Mar. 31, 2024	$ 50	$ 374	(14,520,932)
Ending balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	1,000	(132,023,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			1,576,744
Ending Balance at Jun. 30, 2024	$ 50	$ 374	(12,803,574)	1,000	(140,506,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	1,000	(132,023,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(21,278,000)
Ending Balance at Jul. 30, 2024				1,000	(148,315,000)
Beginning Balance at Mar. 31, 2024	$ 50	$ 374	(14,520,932)
Beginning balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(819,027)
Net loss	0	0	1,822,591
Ending Balance at Jun. 30, 2024	$ 50	$ 374	$ (12,803,574)	1,000	(140,506,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(8,235,000)
Ending Balance at Jul. 30, 2024				1,000	(148,315,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					3,600,000
Ending Balance at Sep. 30, 2024				1,000	76,561,000
Beginning Balance at Jul. 31, 2024				1,000	72,964,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					3,606,000
Ending Balance at Sep. 30, 2024				$ 1,000	$ 76,561,000